Derivative Financial Liabilities	12 Months Ended
Dec. 31, 2024
Derivative Financial Liabilities [Abstract]
Derivative Financial Liabilities
17.	Derivative Financial Liabilities

Warrant liabilities

On September 28, 2022, the Company issued 22,900,000 Warrants, which consists of 17,250,000 Public Warrants, 4,450,000 Sponsor Warrants and 1,200,000 PIPE Warrants (see Note 2). The Public Warrants have been traded on the Nasdaq Capital Market from September 29, 2022, while the Sponsor Warrants and the PIPE Warrants (collectively, the “Private Warrants”) which are held by the Sponsor, the PIPE Investors or any of their permitted transferees are not traded. The Private Warrants that are transferred to persons other than the permitted transferees shall upon such transfer cease to be Private Warrants and shall become Public Warrants.

The key terms of Warrants are summarized as follows:

The private placement warrants became exercisable on October 28, 2022, and the public warrants became exercisable on December 23, 2022. The Warrants will expire five years from September 28, 2022 or earlier upon redemption or liquidation.

Each Warrant can be exercised at an exercise price of US$57.50 in exchange for one ordinary share of the Company. The exercise price and number of ordinary shares issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the events of (i) a capitalization or share dividend, or a sub-division or other similar event; (ii) extraordinary dividend; (iii) a consolidation, combination, reverse share split or reclassification or other similar event.

For the Public Warrants, (i) if the price per ordinary share equals or exceeds US$90.00, the Company has the right to redeem the outstanding Public Warrants, in whole and not in part, at a price of US$0.05 per warrant; and (ii) if the price per ordinary share equals or exceeds US$50.00 but less than US$90.00, the Company has the right to redeem the outstanding Public Warrants, in whole and not in part, at a price of US$0.5 per warrant, and the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants. Before the Warrants redeemed by the Company under the circumstance set out in the contract, the warrant holders will be able to exercise their Warrants on a cashless basis and receive that number of shares determined based on the redemption date and the fair market value of ordinary shares. The “cashless basis” means that the warrant holders would pay the exercise price by surrendering his, her or its Warrants for that number of ordinary shares.

The Private Warrants are identical to the Public Warrants, except that so long as they are held by the initial holders of these warrants and their permitted transferees, they (i) may be exercised for cash or on a cashless basis; (ii) includes the ordinary shares issuable upon exercise of the Private Warrants, may not be transferred, assigned or sold until 30 days after September 28, 2022; (iii) shall not be redeemable by the Company if the price per ordinary Share equals or exceeds US$90.00; (iv) shall only be redeemable by the Company, in whole and not in part, at a price of US$0.5 per warrant, if the price per ordinary share equals or exceeds US$50.00 but less than US$90.00. In addition, the Sponsor Warrants and the ordinary shares underlying the Sponsor Warrants are subject to lock-up restrictions. In certain cases, the calculation of exercise price may be different based on the valuation models for Public Warrants as compared to Private Warrants.

In case of any reclassification or reorganization of the outstanding ordinary shares (other than those described above or that solely affects the par value of such ordinary shares), or in the case of any merger or consolidation of the Company with or into another corporation or entity (other than a consolidation or merger in which the Company is the continuing corporation or company and that does not result in any reclassification or reorganization of the Company’s outstanding ordinary shares), or in the case of any sale or conveyance to another corporation or entity of the assets or other property of the Company as an entirety or substantially as an entirety in connection with which the Company is dissolved, the holders of the Warrants will thereafter have the right to purchase and receive, upon the basis and upon the terms and conditions specified in the Warrants and in lieu of ordinary shares immediately theretofore purchasable and receivable upon the exercise of the rights represented thereby, the kind and amount of ordinary shares or other securities or property (including cash) receivable upon such reclassification, reorganization, merger or consolidation, or upon a dissolution following any such sale or transfer, that the holder of the Warrants would have received if such holder had exercised their Warrants immediately prior to such event.

Management considers Public Warrants and Private Warrants as liabilities and measures them at fair value in accordance with ASC 815, with fair value changes recognized in the Consolidated Statements of Operations, because:

(i) for the Private Warrants, there is a settlement provision which is applied differently if the Private Warrants are transferred to a nonpermitted transferees and thus become the Public Warrants. In the case, the settlement amount (i.e., exercise price or number of shares) of the Private Warrants depends on the holder;

(ii) for both the Private Warrants and Public Warrants, in the events of reclassification and reorganization (which is outside the control of the Company), the warrant holders are entitled to receive cash, but not the holders of all shares underlying the warrants.

On May 12, 2023, the Company offered to the holders of outstanding Public and Private warrants (“warrant holders”) for a warrant modification to issue 0.048 ordinary shares in exchange for each of the outstanding warrants tendered by the holder and exchanged pursuant to the offer (the “Offer”). Concurrently with the Offer, the Company also solicited consents from holders of the warrants to modify the Warrant Agreement, which modification will govern all of the warrants, to permit the Company to require that each warrant that is outstanding upon the closing of the Offer be exchanged for 0.043 of an ordinary share, which is a ratio 10% less than the exchange ratio applicable to the Offer. (the “Warrant modification”)

Pursuant to the exchange, the Company issued an aggregate of 1,083,949 ordinary shares in June 2023 in exchange for all of its outstanding warrants, increasing the balances of ordinary shares and Additional Paid in Capital in the amount of RMB365 and RMB105,931,016, respectively.

Contingent cash settlement features of ESA Transaction (“ESA derivative liabilities”)

According to the ESA Agreement and Amendment No. 2 To Equity Support Agreement entered into as of December 27, 2022, the Company will receive the proceeds from the collateral account at the end of each of Reference Period: (i) the First Reference Period: the 27 consecutive Volume Weighted Average Price trading days (“VWAP Trading Days”) beginning on, and including, December 29,2022, if such date is a VWAP Trading Day, or the next immediate VWAP Trading Day following December 29, 2022, if December 29, 2022 is not a VWAP Trading Date; (ii) the Second Reference Period: the 30 consecutive VWAP Trading Days beginning on, and including, the 145th calendar day immediately following the Closing Date; and (iii) the Third Reference Period: the 30 consecutive VWAP Trading Days beginning on, and including, the 235th calendar day immediately following the Closing Date. In each case, subject to acceleration and postponement in certain circumstances set forth in the ESA Agreement, the proceeds to be received by the Company at the end of each Reference Period will be an amount equal to the agreed number of shares provided in ESA Agreement multiplied by the lesser of (i) an agreed price provided in ESA Agreement (US$52.00 in the First Reference Period, US$53.00 in the Second Reference Period and US$54.50 in the Third Reference Period) and (ii) the average Volume Weighted Average Price for the Reference Period (“Reference Price”). Concurrently, the Company shall pay to the ESA Investors a Reference Period Payment, which is an amount equal to the agreed number of shares multiplied by (i) if Reference Price is less than the agreed price, an amount equal to agreed price minus the reference price for the Reference Period, or (ii) if the Reference Price for the Reference Period is greater than or equal to the agreed price, zero. At the end of the final Reference Period, the outstanding cash balance in the collateral account shall be released to the Company. Within five business days following the release of the outstanding cash balance of the collateral account, the Company shall pay to the ESA Investors and/or Shaolin, at the direction of Shaolin, the aggregate amount of interest accrued on the funds held in the collateral account prior to the release less US$100,000, up to a maximum of US$300,000.

The contingent cash settlement features of ESA agreement were determined to be classified as liabilities measured at fair value in accordance with ASC 815, with fair value changes recognized in the Consolidated Statements of Operations, since the Company does not have an unconditional right to avoid delivering cash.

On February 10, 2023, April 11, 2023 and July 13, 2023, the first, second and third tranches of ESA proceeds of US$5,413,344 (equivalent to RMB36,747,941), US$7,133,280 (equivalent to RMB49,135,463) and US$4,745,534 (equivalent to RMB33,943,379) were released from the collateral account and received by the Company while US$11,919,983 (equivalent to RMB80,917,612), US$10,533,379 (equivalent to RMB72,556,022) and US$13,421,127 (equivalent to RMB95,997,298) were released from the collateral account and returned to Shaolin, respectively. On February 15, 2023 and July 13, 2023, the Company received US$100,000 (equivalent to RMB686,130) and US$712,069 (equivalent to RMB5,032,270) of interest income from the collateral account, respectively and in 2023, Shaolin received US$300,000 interest income from the collateral account. For the year ended December 31, 2023, realized gains of RMB5,718,400 was recorded in interest income due to the termination of ESA Agreement. The ESA derivative liabilities were settled in 2023.